Property, Plant and Equipment (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Property, Plant and Equipment (Textual)
Derecognized fully depreciated property at cost	₪ 1,232			₪ 1,337
Commitments to purchase property, plant and equipment	₪ 1,131	[1]	$ 326	1,193	₪ 1,324
Option extension term	49 years		49 years
Bcom Group [Member]
Property, Plant and Equipment (Textual)
Derecognized fully depreciated property at cost	₪ 496			894
Commitments to purchase property, plant and equipment	136			139
Copper cables [Member] | Bcom Group [Member]
Property, Plant and Equipment (Textual)
Residual value	₪ 188			₪ 154

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.